Subsequent events - Repurchase of Floating Rate Notes by Verizon (Details) € in Millions, $ in Millions	Jun. 04, 2021 USD ($)	May 19, 2021 EUR (€) shares
Subsequent events
Amount allocated for purchases | €		€ 340
Amount of net proceeds from issued debt securities | $	$ 2.4
Maximum
Subsequent events
Ordinary shares | shares		268,237,246